UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2005

Date of reporting period: 06/30/2005

Item 1. Schedule of Investments.

                                               SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                        Nicholas II, Inc.
                                                         AS OF: 06/30/05

                                                                                                 VALUE
                                                                                        --------------

Common Stocks   ( 96.27%)
-------------------------------------------------------------
     Consumer Discretionary - Auto & Components   (  1.90%)

           240,000   Gentex Corporation                                                   $  4,368,000
           120,600   Harley-Davidson, Inc.                                                   5,981,760
                                                                                          ------------
                                                                                            10,349,760
                                                                                          ------------
     Consumer Discretionary - Hotels, Restaurants & Leisure   (  5.08%)

           172,500   Applebee's International, Inc.                                          4,569,525
           130,000   International Game Technology                                           3,659,500
           166,926   International Speedway Corporation - Class A                            9,391,257
            32,000   Panera Bread Company                                           (*)      1,986,720
            55,000   Starbucks Corporation                                          (*)      2,841,300
           110,000   Wendy's International, Inc.                                             5,241,500
                                                                                          ------------
                                                                                            27,689,802
                                                                                          ------------
     Consumer Discretionary - Media   (  5.52%)

           125,265   Clear Channel Communications,  Inc.                                     3,874,446
           100,407   DIRECTV Group, Inc. (The)                                      (*)      1,556,309
           175,000   EchoStar Communications Corporation                                     5,276,250
           150,000   Lamar Advertising Company                                      (*)      6,415,500
            36,374   Liberty Global, Inc. - Class A                                 (*)      1,697,575
           603,918   Liberty Media Corporation - Class A                            (*)      6,153,924
           185,000   Univision Communications Inc.                                  (*)      5,096,750
                                                                                          ------------
                                                                                            30,070,754
                                                                                          ------------
     Consumer Discretionary - Retail   (  9.67%)

           170,000   Family Dollar Stores, Inc.                                              4,437,000
           250,000   IAC/InterActiveCorp                                            (*)      6,012,500
           100,000   J.C. Penney Company, Inc.                                               5,258,000
           157,100   Kohl's Corporation                                             (*)      8,783,461
           400,000   O'Reilly Automotive, Inc.                                      (*)     11,924,000
            95,000   PETCO Animal Supplies, Inc.                                    (*)      2,785,400
           155,000   PETsMART, Inc.                                                          4,704,250
           110,000   Target Corporation                                                      5,985,100
            70,000   Williams-Sonoma, Inc.                                          (*)      2,769,900
                                                                                          ------------
                                                                                            52,659,611
                                                                                          ------------
     Consumer Discretionary - Consumer Services   (  0.64%)

            65,000   ITT Educational Services, Inc.                                 (*)      3,472,300
                                                                                          ------------
     Consumer Staples - Food, Beverage & Tobacco   (  1.16%)

           215,000   Hormel Foods Corporation                                                6,305,950
                                                                                          ------------
     Consumer Staples - Food & Staple Retail   (  1.27%)

           238,296   CVS Corporation                                                         6,927,265
                                                                                          ------------
     Energy    (  4.78%)

            52,950   Apache Corporation                                                      3,420,570
            80,000   BJ Services Company                                                     4,198,400
           110,000   GlobalSantaFe Corporation                                               4,488,000
           141,408   Kinder Morgan Management, LLC                                  (*)      6,504,749
            63,000   Nabors Industries, Ltd.                                        (*)      3,819,060
           106,666   XTO Energy, Inc.                                                        3,625,577
                                                                                          ------------
                                                                                            26,056,356
                                                                                          ------------
     Financials - Banks   (  5.02%)

           205,000   Commerce Bancorp, Inc.                                                  6,213,550
            90,545   Fifth Third Bancorp                                                     3,731,359
           110,000   MGIC Investment Corporation                                             7,174,200
           230,000   Marshall & Ilsley Corporation                                          10,223,500
                                                                                          ------------
                                                                                            27,342,609
                                                                                          ------------
     Financials - Diversified   (  4.15%)

            67,500   Affiliated Managers Group, Inc.                                (*)      4,612,275
           340,000   Eaton Vance Corp.                                                       8,129,400
            77,500   Legg Mason, Inc.                                                        8,068,525
            40,000   Moody's Corporation                                                     1,798,400
                                                                                          ------------
                                                                                            22,608,600
                                                                                          ------------
     Financials - Insurance   (  4.66%)

            95,000   Brown & Brown, Inc.                                                     4,269,300
           188,800   Nationwide Financial Services, Inc.                                     7,163,072
            30,000   PartnerRe Ltd.                                                          1,932,600
            70,000   Protective Life Corporation                                             2,955,400
           277,000   Willis Group Holdings Limited                                           9,063,440
                                                                                          ------------
                                                                                            25,383,812
                                                                                          ------------
     Health Care - Equipment   (  7.97%)

           130,000   Biomet, Inc.                                                            4,503,200
           250,000   Boston Scientific Corporation                                  (*)      6,750,000
            85,000   DENTSPLY International Inc.                                             4,590,000
           106,960   Fisher Scientific International Inc.                           (*)      6,941,704
           110,000   Kinetic Concepts, Inc.                                         (*)      6,600,000
           250,000   Respironics, Inc.                                              (*)      9,027,500
           115,000   St. Jude Medical, Inc.                                         (*)      5,015,150
                                                                                          ------------
                                                                                            43,427,554
                                                                                          ------------
     Health Care - Services   (  6.62%)

            23,252   Cardinal Health, Inc.                                                   1,338,850
           162,500   DaVita, Inc.                                                   (*)      7,390,500
           260,883   Health Management Associates, Inc.                                      6,829,917
           350,000   IMS Health Incorporated                                                 8,669,500
            12,600   Patterson Companies, Inc.                                      (*)        568,008
            48,750   Renal Care Group, Inc.                                         (*)      2,247,375
           145,000   Universal Health Services, Inc. - Class B                               9,016,100
                                                                                          ------------
                                                                                            36,060,250
                                                                                          ------------
     Health Care - Pharmaceuticals & Biotechnology   (  6.61%)

            65,000   Allergan, Inc.                                                          5,540,600
            30,000   Biogen Idec Inc.                                               (*)      1,033,500
            38,000   Biotech HOLDRS Trust                                                    6,357,400
           166,500   Forest Laboratories, Inc.                                      (*)      6,468,525
           270,000   Medicis Pharmaceutical Corporation - Class A                            8,567,100
            97,826   Shire Pharmaceuticals Group  PLC                                        3,208,693
           155,000   Teva Pharmaceutical Industries Ltd.                                     4,826,700
                                                                                          ------------
                                                                                            36,002,518
                                                                                          ------------
     Industrials - Capital Goods   (  1.59%)

           141,500   Fastenal Company                                                        8,668,290
                                                                                          ------------
     Industrials - Commercial Services & Supplies   (  5.38%)

           351,000   ARAMARK Corporation                                                     9,266,400
            96,604   ChoicePoint Inc.                                               (*)      3,868,990
           182,500   Cintas Corporation                                                      7,044,500
            75,000   Education Management Corporation                               (*)      2,529,750
           165,000   Manpower Inc.                                                           6,563,700
                                                                                          ------------
                                                                                            29,273,340
                                                                                          ------------
     Industrials - Transportation   (  0.91%)

           100,000   Expeditors International of Washington, Inc.                            4,981,000
                                                                                          ------------
     Information Technology - Communication Equipment   (  1.51%)

           200,000   Harris Corporation                                                      6,242,000
           230,000   Tellabs, Inc.                                                  (*)      2,001,000
                                                                                          ------------
                                                                                             8,243,000
                                                                                          ------------
     Information Technology - Hardware & Equipment   (  8.49%)

           210,000   Avaya Inc.                                                     (*)      1,747,200
           150,000   CDW Corporation                                                         8,563,500
           215,000   Molex Incorporated - Class A                                            5,048,200
           111,400   Plantronics, Inc.                                                       4,050,504
           190,000   QLogic Corporation                                             (*)      5,865,300
            95,000   Tech Data Corporation                                          (*)      3,477,950
           205,000   Tektronix, Inc.                                                         4,770,350
           392,500   Vishay Intertechnology, Inc.                                   (*)      4,658,975
           183,750   Zebra Technologies Corporation - Class A                       (*)      8,046,413
                                                                                          ------------
                                                                                            46,228,392
                                                                                          ------------
     Information Technology - Software & Services   (  8.50%)

           145,000   Affiliated Computer Services, Inc.                             (*)      7,409,500
            80,000   Ask Jeeves, Inc.                                               (*)      2,415,200
           322,500   BEA Systems, Inc.                                              (*)      2,831,550
            85,300   Check Point Software Technologies Ltd.                         (*)      1,688,940
           305,937   Fiserv, Inc.                                                   (*)     13,139,994
           243,500   Hewitt Associates, Inc.                                        (*)      6,455,185
           230,000   Jabil Circuit, Inc.                                            (*)      7,067,900
           220,000   Keane, Inc.                                                    (*)      3,014,000
            65,000   SunGard Data Systems Inc.                                      (*)      2,286,050
                                                                                          ------------
                                                                                            46,308,319
                                                                                          ------------
     Information Technology - Semiconductors & Semiconductor Equipment   (  3.42%)

           332,000   Intersil Holding Corporation - Class A                                  6,231,640
           100,000   Maxim Integrated Products, Inc.                                         3,821,000
           288,750   Microchip Technology Incorporated                                       8,552,775
                                                                                          ------------
                                                                                            18,605,415
                                                                                          ------------
     Materials    (  1.42%)

           291,400   Bemis Company, Inc.                                                     7,733,756
                                                                                          ------------
TOTAL Common Stocks   (COST: $  355,784,090)                                                                 524,398,653
                                                                                                            ============

Commercial Paper   (  2.94%)
-------------------------------------------------------------
        $  150,000   AIG Funding, Inc. 07/12/05, 3.11%                                         149,858
           350,000   Bank of America Corporation 07/07/05, 3.00%                               349,825
           350,000   CVS Corporation 07/07/05, 3.24%                                           349,811
         1,280,000   CVS Corporation 07/08/05, 3.27%                                         1,279,186
         1,670,000   CVS Corporation 07/18/05, 3.32%                                         1,667,382
         1,000,000   Fiserv, Inc. 07/27/05, 3.40%                                              997,544
         2,075,000   General Electric Capital Corporation                                    2,071,253
                      07/21/05, 3.25%
         1,000,000   John Deere Capital Corporation 07/12/05, 3.12%                            999,047
         1,845,000   John Deere Capital Corporation 07/19/05, 3.26%                          1,841,993
         1,240,000   Merrill Lynch & Co., Inc. 07/15/05, 3.23%                               1,238,442
         1,000,000   Prudential plc 07/25/2005, 3.11%                                          997,927
           500,000   SBC Communications, Inc. 07/13/05, 3.18%                                  499,470
         1,580,000   SBC Communications, Inc. 07/06/05, 3.09%                                1,579,322
         2,000,000   Time Warner Cable 07/29/05, 3.32%                                       1,994,836
                                                                                          ------------
                                                                                            16,015,896
                                                                                                            ------------
TOTAL Commercial Paper   (COST: $   16,015,896)                                                               16,015,896
                                                                                                            ============

Variable Rate Demand Notes   (  0.50%)
-------------------------------------------------------------
         1,437,235   American Family Financial Services, Inc.                                1,437,235
         1,267,499   Wisconsin Corporate Central Credit Union                                1,267,499
                                                                                          ------------
                                                                                             2,704,734
                                                                                                            ------------
TOTAL Variable Rate Demand Notes   (COST: $    2,704,734)                                                      2,704,734
                                                                                                            ============

TOTAL SECURITY HOLDINGS  ( 99.71%):                                                                        543,119,283
OTHER ASSETS, NET OF LIABILITIES:                                                                              1,597,830
                                                                                                            ------------
TOTAL NET ASSETS:                                                                                           $544,717,113
                                                                                                            ============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of June 30, 2005, investment cost for federal tax purposes was $374,504,720 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $181,421,924
              Unrealized depreciation .......................  (12,807,361)
                                                              ------------
              Net unrealized appreciation ................... $168,614,563
                                                              ------------
                                                              ------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/30/2005